CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful receivables	$ 12,426	$ 7,387
Allowance for financing receivables, current	20,317
Allowance for financing receivables, non-current	0
Current liabilities	2,511,895	944,118
Non-current liabilities	$ 979,819	$ 837,315
Treasury shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Number of treasury shares held	171,504,159	41,862,606
Class A common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000
Common shares, shares issued	1,317,840,464	1,314,208,824
Common shares, shares outstanding	1,146,336,305	1,272,346,218
Class B common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000
Common shares, shares issued	326,509,555	326,509,555
Common shares, shares outstanding	326,509,555	326,509,555
Variable interest entity
Current liabilities	$ 305,234	$ 600,487
Non-current liabilities	$ 22,422	$ 18,750